Condensed Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Total	ACON S2 Acquisition Corp [Member]	Common Stock [Member]	Common Stock Warrants [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] ACON S2 Acquisition Corp [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] ACON S2 Acquisition Corp [Member]	Redeemable Convertible Preferred Stock [Member]	Class A ordinary shares ACON S2 Acquisition Corp [Member]	Class B ordinary shares ACON S2 Acquisition Corp [Member]
Beginning Balance ,Shares at Dec. 31, 2018									16,590,261
Beginning Balance ,Value at Dec. 31, 2018									$ 15,897,000
Beginning Balance ,Shares at Dec. 31, 2018			7,030,668
Beginning Balance ,Value at Dec. 31, 2018	$ (20,793,000)		$ 1,000	$ 153,000	$ 660,000		$ (21,607,000)
Stock options exercised ,Shares	30,000		30,000
Stock options exercised ,Value	$ 6,000				6,000
Issuance of Series C Redeemable Convertible Preferred Stock ,Shares									16,275,688
Issuance of Series C Redeemable Convertible Preferred Stock ,Value									$ 18,396,000
Series B Redeemble Convertible Preferred Stock accretion									$ 79,000
Series B Redeemble Convertible Preferred Stock accretion	(79,000)				(79,000)
Stock-based compensation expense	175,000				175,000
Issuance of ordinary shares to Sponsor, Shares									16,275,688
Net income (loss)	(11,467,000)						(11,467,000)
Ending Balance ,Shares at Dec. 31, 2019									32,865,949
Ending Balance ,Value at Dec. 31, 2019									$ 34,372,000
Ending Balance ,Shares at Dec. 31, 2019			7,060,668
Ending Balance ,Value at Dec. 31, 2019	(32,158,000)		$ 1,000	153,000	762,000		(33,074,000)
Stock options exercised ,Shares			40,000
Stock options exercised ,Value	6,000				6,000
Stock-based compensation expense	174,000				174,000
Net income (loss)	(3,429,000)						(3,429,000)
Ending Balance ,Shares at Jun. 30, 2020									32,865,949
Ending Balance ,Value at Jun. 30, 2020									$ 34,372,000
Ending Balance ,Shares at Jun. 30, 2020			7,100,668
Ending Balance ,Value at Jun. 30, 2020	(35,407,000)		$ 1,000	153,000	942,000		(36,503,000)
Beginning Balance ,Shares at Dec. 31, 2019									32,865,949
Beginning Balance ,Value at Dec. 31, 2019									$ 34,372,000
Beginning Balance ,Shares at Dec. 31, 2019			7,060,668
Beginning Balance ,Value at Dec. 31, 2019	$ (32,158,000)		$ 1,000	153,000	762,000		(33,074,000)
Stock options exercised ,Shares	74,000		74,000
Stock options exercised ,Value	$ 7,000				7,000
Stock-based compensation expense	310,000				310,000
Net income (loss)	(30,419,000)						(30,419,000)
Ending Balance ,Shares at Dec. 31, 2020									32,865,949	21,558,398
Ending Balance ,Value at Dec. 31, 2020									$ 34,372,000
Ending Balance ,Shares at Dec. 31, 2020			7,134,668							3,441,602	6,250,000
Ending Balance ,Value at Dec. 31, 2020	(62,260,000)	$ 5,000,003	$ 1,000	153,000	1,079,000	$ 8,293,299	(63,493,000)	$ (3,294,265)		$ 344	$ 625
Beginning Balance ,Shares at Mar. 31, 2020									32,865,949
Beginning Balance ,Value at Mar. 31, 2020									$ 34,372,000
Beginning Balance ,Shares at Mar. 31, 2020			7,100,668
Beginning Balance ,Value at Mar. 31, 2020	(33,277,000)		$ 1,000	153,000	878,000		(34,309,000)
Stock-based compensation expense	64,000				64,000
Net income (loss)	(2,194,000)						(2,194,000)
Ending Balance ,Shares at Jun. 30, 2020									32,865,949
Ending Balance ,Value at Jun. 30, 2020									$ 34,372,000
Ending Balance ,Shares at Jun. 30, 2020			7,100,668
Ending Balance ,Value at Jun. 30, 2020	(35,407,000)		$ 1,000	153,000	942,000		(36,503,000)
Beginning Balance ,Shares at Jul. 20, 2020										0	0
Beginning Balance ,Value at Jul. 20, 2020		0				0				$ 0	$ 0
Net income (loss)		(777,344)
Ending Balance ,Value at Sep. 30, 2020		5,000,004
Beginning Balance ,Shares at Jul. 20, 2020										0	0
Beginning Balance ,Value at Jul. 20, 2020		0				0				$ 0	$ 0
Issuance of Series C Redeemable Convertible Preferred Stock ,Shares											7,187,500
Issuance of ordinary shares to Sponsor		25,000				24,281					$ 719
Issuance of ordinary shares to Sponsor, Shares											7,187,500
Sale of units in initial public offering, gross		237,500,000				237,497,500				$ 2,500
Sale of units in initial public offering, gross, shares										25,000,000
Offering costs		(13,646,752)				(13,646,752)
Forfeiture of Class B ordinary shares						94					$ (94)
Forfeiture of Class B ordinary shares, Shares											(937,500)
Shares subject to possible redemption		(215,583,980)				(215,581,824)				$ (2,156)
Shares subject to possible redemption, shares										(21,558,398)
Net income (loss)		(3,294,265)						(3,294,265)		$ 3,841
Ending Balance ,Shares at Dec. 31, 2020									32,865,949	21,558,398
Ending Balance ,Value at Dec. 31, 2020									$ 34,372,000
Ending Balance ,Shares at Dec. 31, 2020			7,134,668							3,441,602	6,250,000
Ending Balance ,Value at Dec. 31, 2020	(62,260,000)	5,000,003	$ 1,000	153,000	1,079,000	8,293,299	(63,493,000)	(3,294,265)		$ 344	$ 625
Shares subject to possible redemption		(9,238,960)				(8,293,299)		(945,569)		$ (92)
Shares subject to possible redemption, shares										(923,896)
Net income (loss)		9,238,963						9,238,963
Ending Balance ,Shares at Mar. 31, 2021									36,807,955
Ending Balance ,Value at Mar. 31, 2021									$ 64,244,000
Ending Balance ,Shares at Mar. 31, 2021			8,749,959							2,517,706	6,250,000
Ending Balance ,Value at Mar. 31, 2021	(216,531,000)	5,000,006	$ 1,000	153,000	1,726,000		(218,411,000)	4,999,129		$ 252	$ 625
Beginning Balance ,Shares at Dec. 31, 2020									32,865,949	21,558,398
Beginning Balance ,Value at Dec. 31, 2020									$ 34,372,000
Beginning Balance ,Shares at Dec. 31, 2020			7,134,668							3,441,602	6,250,000
Beginning Balance ,Value at Dec. 31, 2020	$ (62,260,000)	5,000,003	$ 1,000	153,000	1,079,000	8,293,299	(63,493,000)	(3,294,265)		$ 344	$ 625
Stock options exercised ,Shares	1,648,886		1,648,886
Stock options exercised ,Value	$ 654,000				654,000
Issuance of Series C-2 Redeemable Convertible Preferred Stock, Shares									3,900,988
Issuance of Series C-2 Redeemable Convertible Preferred Stock, Value									$ 29,516,000
Warrants exercised, Shares			711						42,155
Warrants exercised, Value									$ 369,000
Stock-based compensation expense	360,000				360,000
Net income (loss)	(245,360,000)	2,454,357					(245,360,000)			$ 6,514
Ending Balance ,Shares at Jun. 30, 2021									36,809,092	21,803,833
Ending Balance ,Value at Jun. 30, 2021									$ 64,257,000
Ending Balance ,Shares at Jun. 30, 2021			8,784,265							3,196,167	6,250,000
Ending Balance ,Value at Jun. 30, 2021	(306,606,000)	5,000,010	$ 1,000	153,000	2,093,000	6,784,542	(308,853,000)	(1,785,477)		$ 320	$ 625
Beginning Balance ,Shares at Mar. 31, 2021									36,807,955
Beginning Balance ,Value at Mar. 31, 2021									$ 64,244,000
Beginning Balance ,Shares at Mar. 31, 2021			8,749,959							2,517,706	6,250,000
Beginning Balance ,Value at Mar. 31, 2021	(216,531,000)	5,000,006	$ 1,000	153,000	1,726,000		(218,411,000)	4,999,129		$ 252	$ 625
Stock options exercised ,Shares			33,595
Stock options exercised ,Value	136,000				136,000
Warrants exercised, Shares			711						1,137
Warrants exercised, Value									$ 13,000
Stock-based compensation expense	231,000				231,000
Shares subject to possible redemption		6,784,610				6,784,542				$ 68
Shares subject to possible redemption, shares										678,461
Net income (loss)	(90,442,000)	(6,784,606)					(90,442,000)	(6,784,606)		$ 3,293
Ending Balance ,Shares at Jun. 30, 2021									36,809,092	21,803,833
Ending Balance ,Value at Jun. 30, 2021									$ 64,257,000
Ending Balance ,Shares at Jun. 30, 2021			8,784,265							3,196,167	6,250,000
Ending Balance ,Value at Jun. 30, 2021	$ (306,606,000)	$ 5,000,010	$ 1,000	$ 153,000	$ 2,093,000	$ 6,784,542	$ (308,853,000)	$ (1,785,477)		$ 320	$ 625